Consolidated Statements of Cash Flows (USD $) In Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 23, 2009	Dec. 31, 2009	Dec. 31, 2010	Dec. 31, 2008
Cash Flows from Operating Activities:
Net loss	$ (18,961)	$ (63,600)	$ (31,257)	$ (427,563)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and Amortization	2,584	21,474	18,243	11,052
Goodwill and intangible asset impairment	0	50,501	0	430,126
Deferred taxes	(6,873)	(25,038)	(17,458)	(13,907)
Paid-in-kind interest	0	4,427	5,734	0
Equity-based compensation	2,110	3,310	3,559	5,443
Change in fair value of derivative liability	0	0	1,538	0
TrafficLand write-downs	0	1,852	321	0
Loss on disposal of property and equipment	188	0	258	1,257
Gain on sale of marketable securities	0	0	(98)	(12,420)
Amortization of deferred financing costs	331	0	23	1,674
Changes in assets and liabilities, net of effect of business combination:
(Increase) decrease in accounts receivable	10,313	(3,608)	(8,989)	13,998
Decrease (increase) in prepaid and other assets	3,187	(4,394)	2,947	(2,515)
Decrease in Federal income tax receivable	0	0	12,940	0
Increase (decrease) in deferred revenue	536	749	3,054	(3,418)
Increase (decrease) in income taxes payable	28	180	0	(7,246)
Increase (decrease) in accounts payable, accrued expenses and other liabilities	2,861	(4,142)	16,591	13,736
Increase (decrease) in income amounts payable to related parties	2,919	(5,853)	730	(8,179)
Net change in other assets and liabilities	19,844	(17,068)	27,273	6,376
Net cash provided by (used in) operating activities	(777)	(24,142)	8,136	2,038
Cash Flows from Investing Activities:
Capital expenditures	(1,384)	(5,184)	(8,843)	(7,313)
Proceeds from sale of marketable securities	0	0	886	12,741
Acquisition of business	0	(1,250)	0	0
Net cash (used in) provided by investing activities	(1,384)	(6,434)	(7,957)	5,428
Cash Flows from Financing Activities:
Proceeds from Revolving Credit Facility	0	16,000	10,000	0
Repayment of Revolving Credit Facility	0	(11,000)	0	0
Repayments of Senior Notes	0	0	(16,032)	0
Issuance of common stock to Gores	0	0	5,000	22,760
Payments of finance and capital lease obligations	(271)	(603)	(1,033)	(737)
Debt repayments	0	(25,000)	0	(104,000)
Issuance of Series B Convertible Preferred Stock	0	25,000	0	0
Proceeds from term loan	0	20,000	0	0
Proceeds from building financing	0	6,998	0	0
Issuance of Series A Convertible Preferred Stock and warrants	0	0	0	74,168
Termination of interest swap agreements	0	0	0	2,150
Deferred financing costs	0	0	0	(1,557)
Net cash (used in) provided by financing activities	(271)	31,395	(2,065)	(7,216)
Net increase in cash and cash equivalents	(2,432)	819	(1,886)	250
Cash and cash equivalents, beginning of period	6,437	4,005	4,824	6,187
Cash and cash equivalents, end of period	4,005	4,824	2,938	6,437
Cash paid during the period for:
Interest	0	12,960	15,064	10,146
Other income taxes (refunded) paid, net	0	0	(15,503)	10,179
Fair value of derivative liability	0	0	442	0
Cancellation of long-term debt	252,060	0	0	0
Issuance of new long-term debt	0	117,500	0	0
Preferred stock - conversion to common stock	0	(81,551)	0	0
Issuance of common stock for asset acquisition	0	1,045	0	0
Class B - conversion to common stock	$ 0	$ (3)	$ 0	$ 0